Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Deductible value-added tax input	¥ 9,022	$ 1,271	¥ 8,976
Prepayment for service	6,702	944	11,157
Prepayment for acquisition of inventories	2,168	305	6,910
Loans receivable – current portion (Note 9)	2,163	305	4,000
Foreign exchange forward contract	1,743	245
Unbilled revenue			10,800
Others	2,893	407	3,340
Total Prepayments	¥ 24,691	$ 3,477	¥ 45,183